Future Minimum Lease Payments Presented Under Historical Accounting (Details) $ in Millions	Sep. 28, 2019 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2020	$ 982
2021	849
2022	670
2023	532
2024	407
Thereafter	2,491
Total minimum obligations	5,931
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2020	19
2021	20
2022	19
2023	17
2024	16
Thereafter	458
Total minimum obligations	549
Less amount representing interest	(398)
Present value of net minimum obligations	$ 151